FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Derivative [Line Items]
Notional principal	$ 635,000
Credit adjustment spread percentage	0.26161%
Derivative instrument 2.08%, weighted average rate
Derivative [Line Items]
Notional principal	$ 560,000
Weighted Average Fixed Interest Rate	2.08%
Derivative instrument 0.99%, weighted average rate
Derivative [Line Items]
Notional principal	$ 75,000
Weighted Average Fixed Interest Rate	0.99%